DERIVATIVE LIABILITIES (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	May 30, 2024	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Movement of Warrant Derivative Liabilities [Abstract]
Beginning balance			$ 0
Ending balance			$ 25,336
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Dividend yield (%)	0.00%		0.00%	0.00%
Expected volatility (%)			118.00%
Warrants [member]
Movement of Warrant Derivative Liabilities [Abstract]
Beginning balance			$ 0
Issuance of warrant			11,106
Change in fair value of derivative liabilities			14,230
Ending balance			$ 25,336
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Share price (in dollars per share)	$ 5.82		$ 10.26
Expected volatility (%)	136.00%		133.00%
Risk-free interest rate (%)	5.19%		5.13%
Maximum [Member]
Description of Inputs Model for Determining Value of Warrant Derivative Liabilities [Abstract]
Expected volatility (%)				124.00%
Risk-free interest rate (%)			4.33%	4.167%
Class A Ordinary Shares [Member] | Tether International Limited [Member]
Derivative Liabilities [Abstract]
Warrants exercise price (in dollars per share)		$ 10
Warrants exercisable period		1 year
Movement of Warrant Derivative Liabilities [Abstract]
Ending balance		$ 11,100
Class A Ordinary Shares [Member] | Tether International Limited [Member] | Maximum [Member]
Derivative Liabilities [Abstract]
Purchase of warrants (in shares)		5,000,000